CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Income Statement [Abstract]
Gross Sales, net of customer incentives, discounts, returns, and allowances	$ 1,960,688	$ 0	$ 1,294,861
Cost of Goods Sold, includes depreciation and amortization of $66,405 and $141,575 in 2018 and 2017, respectively, and federal excise taxes of $194,003 and $132,294 in 2018 and 2017, respectively	1,667,614	0	1,303,586
Gross Margin	293,074	0	(8,725)
Operating Expenses
Selling and marketing	585,294	0	759,053
Corporate general and administrative	589,983	136,274	2,154,498
Employee salaries and related expenses	914,258	0	1,046,667
Depreciation expense	5,853	0	7,285
Total operating expenses	2,095,388	136,274	3,967,503
Loss from Operations	(1,802,314)	(136,274)	(3,976,228)
Other (Expenses)
Loss on vendor notes receivable foreclosure	0	0	(1,279,921)
Interest expense	5,086	(18,750)	(532,752)
(Loss) before Income Taxes	(1,797,228)	(155,024)	(5,788,901)
Provision for Income Taxes	0	0	0
Net (Loss)	$ (1,797,228)	$ (155,024)	$ (5,788,901)
Loss per share
Weighted average number of shares outstanding: Basic and Diluted	26,045,890	15,754,000	19,279,601
(Loss) per share: Basic and Diluted	$ (0.07)	$ (0.01)	$ (0.30)